Debt Obligations, net (Secured Credit Facility and Term Loan Narrative) (Details) shares in Millions	1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2012 USD ($) tranche	Feb. 24, 2017	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Repayment of principal amount							$ 1,437,557,000	$ 432,383,000	$ 1,471,174,000
Loss on early extinguishment of debt, net							1,619,000	281,000	25,369,000
Borrowings from debt obligations							716,001,000	549,000,000	1,349,822,000
Conversion of senior unsecured convertible notes into common stock							$ 9,596,000	0	0
2016 Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, face amount		$ 450,000,000.0								$ 500,000,000.0
Percentage of par credit facilities were issued at		99.00%
Variable interest rate, spread							1.00%
Multiple of the minimum collateral coverage on outstanding borrowings		1.25
Minimum amortization payment							0.25%
Lender fees		$ 4,500,000
Third party fees recognized		6,200,000
Third party fees capitalized		4,300,000
2016 Senior Secured Credit Facility | Other Expense
Line of Credit Facility [Line Items]
Third party fees recognized		$ 1,900,000
2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate, spread		4.50%					4.50%
2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Variable interest rate, spread		1.00%					1.00%
2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Line of Credit Facility [Line Items]
Variable interest rate, spread							3.50%
2012 Tranche A-2 Facility
Line of Credit Facility [Line Items]
Debt instrument, face amount					$ 470,000,000
Percentage of par credit facilities were issued at					98.50%
Variable interest rate, spread							5.75%
Repayment of principal amount							$ 323,200,000
Loss on early extinguishment of debt, net							$ 1,200,000	$ 300,000	$ 1,500,000
2012 Tranche A-2 Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate, spread							5.75%
2015 Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 250,000,000						$ 250,000,000
Multiple of the minimum collateral coverage on outstanding borrowings	1.5						1.5
Repayment of principal amount			$ 5,000,000				$ 245,000,000
Maximum borrowing capacity	$ 250,000,000.0			$ 250,000,000.0			$ 250,000,000.0
Line of credit facility, interest rate							3.19%
Converted loan, term							1 year
2015 Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage				0.375%
2015 Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage				0.50%
2015 Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate, spread							2.75%
2012 Secured Credit Facilities
Line of Credit Facility [Line Items]
Debt instrument, face amount					$ 880,000,000
Multiple of the minimum collateral coverage on outstanding borrowings	1.25						1.25
Number of tranches | tranche					2
2012 Tranche A-1 Facility
Line of Credit Facility [Line Items]
Debt instrument, face amount					$ 410,000,000
Percentage of par credit facilities were issued at					98.00%
Variable interest rate, spread							4.00%
2012 Tranche A-1 Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Variable interest rate, spread					1.25%
5.875% senior notes
Line of Credit Facility [Line Items]
Repayment of principal amount			$ 261,400,000
Stated interest rate (as a percent)	5.875%		5.875%				5.875%
6.50% senior notes
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)	6.50%		6.50%				6.50%
Borrowings from debt obligations			$ 275,000,000
Unsecured Notes 3.875 Percent Senior Notes Due July 2016
Line of Credit Facility [Line Items]
Repayment of principal amount			$ 265,000,000
Stated interest rate (as a percent)	3.875%						3.875%
3.00% senior convertible notes
Line of Credit Facility [Line Items]
Repayment of principal amount							$ 200,000,000
Stated interest rate (as a percent)								3.00%
Conversion of senior unsecured convertible notes into common stock							$ 9,600,000	$ 9,600,000
Shares of common stock converted (in shares) | shares							0.8
1.50% senior convertible notes
Line of Credit Facility [Line Items]
Repayment of principal amount							$ 200,000,000
Stated interest rate (as a percent)								1.50%
Unsecured Debt
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt, net							400,000
2016 Secured Term Loan | Secured Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 170,000,000						$ 170,000,000
2016 Secured Term Loan | Secured Debt | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate, spread	1.50%
Subsequent Event | 2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate, spread						3.75%
Subsequent Event | 2016 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Variable interest rate, spread						1.00%